Additional Financial Information - Narrative (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017
Supplemental Cash Flow Information [Line Items]
Number of shares authorized to be repurchased (in shares)				100,000,000
Common shares issued from Treasury stock (in shares)	3,500,000	2,800,000	3,500,000
Share Buyback Program
Supplemental Cash Flow Information [Line Items]
Number of shares repurchased (in shares)	0	0	0
Remaining number of shares authorized for repurchase (in shares)	100,000,000